Pension and Other Employee Benefits - Summary of Changes in Present Value of Defined Benefit Obligations, Fair Value of Plan Assets and Components of Net Periodic Benefit Costs of Defined Contribution Plans (Detail) - PHP (₱)
₱ in Millions
	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Disclosure Of Fair Value Of Plan Assets [Line Items]
Service costs	₱ 1,093	₱ 1,614	₱ 1,313
Interest costs on benefit obligation	190	317	734
Curtailment/settlement gains and other adjustments	261		(99)
Net periodic benefit costs (Note 5)	1,544	1,931	1,948
Present value of defined benefit obligation [Member]
Disclosure Of Fair Value Of Plan Assets [Line Items]
Present value of defined benefit obligations at beginning of the year	22,298	28,197	22,638
Service costs	1,093	1,614	1,313
Actuarial losses – experience	3,972	5,502	(3,507)
Actual benefits paid/settlements	(102)	(3,471)	(369)
Present value of defined benefit obligations at end of the year	15,883	22,298	28,197
Interest costs on benefit obligation	1,173	922	1,056
Plan assets [Member]
Disclosure Of Fair Value Of Plan Assets [Line Items]
Actual benefits paid/settlements	(5,313)	(3,471)	(369)
Fair value of plan assets at beginning of the year	14,683	15,000	13,724
Actual contributions	6,359	3,614	3,227
Interest income on plan assets	983	605	322
Return on plan assets (excluding amount included in net interest)		(1,065)	(1,904)
Fair value of plan assets at end of the year	16,291	14,683	15,000
Investment Property [Member]
Disclosure Of Fair Value Of Plan Assets [Line Items]
Service costs	262	313	294
Funded status – net	708	873	876
Prepaid benefit costs (Note 19)	708	873	876
Interest costs on benefit obligation	(57)	(31)	(24)
Net periodic benefit costs (Note 5)	205	282	270
Investment Property [Member] | Present value of defined benefit obligation [Member]
Disclosure Of Fair Value Of Plan Assets [Line Items]
Present value of defined benefit obligations at beginning of the year	3,264	2,775	2,813
Service costs	262	313	294
Interest costs on benefit obligation	156	101	118
Actuarial losses – economic assumptions	(20)	(40)	28
Actuarial losses – experience	(216)	12	69
Actual benefits paid/settlements	(396)		(567)
Curtailment and others	(273)	103	20
Present value of defined benefit obligations at end of the year	2,777	3,264	2,775
Investment Property [Member] | Plan assets [Member]
Disclosure Of Fair Value Of Plan Assets [Line Items]
Actual benefits paid/settlements	(842)
Fair value of plan assets at beginning of the year	4,137	3,651	3,084
Actual contributions	299	306	282
Interest income on plan assets	213	132	142
Return on plan assets (excluding amount included in net interest)	(322)	(18)	143
Others		66
Fair value of plan assets at end of the year	₱ 3,485	₱ 4,137	₱ 3,651